Financial instruments recognized in the statement of financial position and related effect on the income statement - Summary of Detailed Information About Financial Instruments (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 204,523	€ 242,206
Financial assets, fair value	204,524	242,206
Financial liabilities	33,528	48,626
Financial liabilities, fair value	33,528	48,626
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,528	48,626
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,485	16,945
Financial liabilities, fair value	14,485	16,945
Financial liabilities—non-current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—non-current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,485	16,945
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,017	2,142
Financial liabilities, fair value	2,017	2,142
Financial liabilities—current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,017	2,142
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,026	29,539
Financial liabilities, fair value	17,026	29,539
Trade payables and others | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables and others | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,026	29,539
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	159,402	190,571
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,121	51,635
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	40,081	38,934
Financial assets, fair value	40,081	38,934
Non-current financial assets | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	40,081	38,934
Non-current financial assets | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,121	51,635
Financial assets, fair value	45,121	51,635
Trade receivables and others | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,121	51,635
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,341	14,845
Financial assets, fair value	15,341	14,845
Short-term investments | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,341	14,845
Short-term investments | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	103,980	136,792
Financial assets, fair value	103,980	136,792
Cash and cash equivalents | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	103,980	136,792
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0